RUSSELL INVESTMENT FUNDS

Supplement dated April 16, 2010 to

STATEMENT OF ADDITIONAL INFORMATION

Funds of Funds

DATED May 1, 2009

As Supplemented through February 3, 2010

In the section entitled “Money Manager Information for the Underlying Funds” in the Fund of Funds SAI, the paragraph regarding Logan Circle Partners, L.P. under the heading “RIC Russell Short Duration Bond Fund” is deleted and replaced with the following:

Logan Circle Partners, L.P. is a wholly-owned subsidiary of Fortress Investment Group LLC, a publicly traded company.